CONVERTIBLE NOTES PAYABLE (Details)			1 Months Ended			3 Months Ended								9 Months Ended		12 Months Ended
	Feb. 06, 2015 USD ($) $ / shares shares	Jul. 21, 2014 shares	Sep. 30, 2015 USD ($) $ / shares shares	Aug. 10, 2015 USD ($) $ / shares shares	Mar. 31, 2015 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Sep. 30, 2013 USD ($) $ / shares	Jun. 30, 2013 USD ($) $ / shares	Mar. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	May. 31, 2015 $ / shares	Oct. 31, 2014 USD ($)
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Convertible Notes Payable			$ 398,786			$ 398,786				$ 873,263				$ 398,786		$ 873,263	$ 873,263
Debt Instrument, Increase (Decrease), Net														526,315		0
Proceeds from Convertible Debt														2,123,068	$ 0	0	260,000
Debt Instrument, Convertible, Beneficial Conversion Feature														(30,785)		0
Amortization of Debt Discount (Premium)														2,666	$ 0	0	$ 0
Debt Conversion, Original Debt, Amount						$ 689,455								$ 689,455		$ 474,477
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares			30,188			70,289
Class of Warrant or Rights, Granted (in Shares) | shares		6,000			800									285,388		245,139	14,157
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 10.00			$ 10.00										$ 19.00
Interest Payable										13,989						$ 16,341	$ 13,989
Convertible Debt										574,163							574,163
Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Convertible Notes Payable			$ 204,861			$ 204,861								$ 204,861
Debt Instrument, Increase (Decrease), Net														193,925
Debt Instrument, Face Amount				$ 1,795,000								$ 40,000							$ 750,000
Proceeds from Convertible Debt							$ 30,000	$ 484,315
Debt Instrument, Interest Rate, Stated Percentage							2.00%					3.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 11.00						$ 11.00		$ 5.00			$ 5.00				$ 5.00
Debt Instrument, Convertible, Beneficial Conversion Feature														367,155
Amortization of Debt Discount (Premium)														$ 336,370
Debt Conversion, Original Debt, Amount	$ 65,000		$ 689,455						$ 20,000				$ 19,100
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares	6,500												3,820			43,097
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 10.00												$ 5.00
Class of Warrant or Rights, Granted (in Shares) | shares	6,500			236,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 20.00			$ 7.50
Number of Notes Payable												2				9
Convertible Debt									$ 554,163
Debt Instrument, Description									elected to execute either a one-year or two-year extension of the maturity dates of the original notes
Convertible Debt [Member] | Principal [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount																$ 215,378
Convertible Debt [Member] | Interest [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount																$ 107
Reclassified as Current [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Reclassified, Amount								$ 337,532
Number of Notes Payable								8
Debt Instrument, Maturity Date								Mar. 31, 2016
Convertible Note #1 [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount												$ 20,000
Debt Instrument, Maturity Date, Description												May 2015
Convertible Note #2 [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount												$ 20,000
Debt Instrument, Maturity Date, Description												June 2016
Chief Executive Officer [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 10.00			$ 10.00								$ 10.00
Chief Executive Officer [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount											$ 40,000		$ 120,532
Proceeds from Convertible Debt											$ 40,000
Debt Instrument, Interest Rate, Stated Percentage											3.00%		3.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares											$ 5.00		$ 5.00
Debt Instrument, Maturity Date											Mar. 31, 2016		Mar. 31, 2016
Proceeds from Related Party Debt													$ 120,000
Interest Payable													$ 532
Immediate Family Member of Management or Principal Owner [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount										$ 60,000							$ 60,000
Debt Instrument, Interest Rate, Stated Percentage										3.00%							3.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares										$ 5.00							$ 5.00
Debt Instrument, Maturity Date										Mar. 31, 2016
Minimum [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			5.00			5.00								5.00
Minimum [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			5.00			5.00								5.00
Maximum [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			22.50			22.50								22.50
Maximum [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 10.00			$ 10.00								$ 10.00